Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities
Other Liabilities

18. Other Liabilities

Other liabilities as of December 31, 2009 and 2010 were comprised of the following:

	2009	2010
	(In millions of Korean won)
Accrued severance benefits	175,987	138,230
Accrued expenses	301,134	295,508
Accounts payable	649,119	637,508
Unearned income	160,426	111,762
Tax withholdings and income tax payable	197,821	132,202
Guarantee deposits received	142,264	142,990
Deferred tax liabilities	102,285	11,011
Fair value hedge derivatives	209,929	217,891
Due to agencies	344,668	381,896
Allowance for losses on off-balance sheet credit instruments	403,202	730,873
Payments received on behalf of government and others	218,415	271,566
Others	449,510	754,119

Total	3,354,760	3,825,556